Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Cash and cash equivalents, including restricted cash	$ 5,696	$ 537		$ 38	$ 16
Accounts receivable, reserves	$ 6,396	$ 6,516	$ 403	$ 320	$ 355
Preferred stock, par value	$ 0.0100	$ 0.0100	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,623,000	1,623,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding
Common stock, par value	$ 0.0100	$ 0.0100	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	265,635,000	262,459,000	45,905,363	45,008,879	47,966,156
Common stock, shares outstanding			45,905,363	45,008,879	47,966,156
Treasury stock, shares	219,000	219,000